Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000050453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class A
Trading Symbol	GERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$10,881	$10,283	$10,927
10/17	$14,162	$13,383	$13,817
10/18	$12,163	$11,494	$12,087
10/19	$12,862	$12,154	$13,521
10/20	$14,352	$13,563	$14,636
10/21	$16,735	$15,814	$17,119
10/22	$11,743	$11,097	$11,807
10/23	$13,256	$12,527	$13,082
10/24	$16,313	$15,416	$16,394
10/25	$20,886	$19,737	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	28.03%	7.78%	7.63%
Class A Including sale charges	21.04%	6.57%	7.03%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class C
Trading Symbol	GERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.10%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,799	$10,691	$10,927
10/17	$13,952	$13,813	$13,817
10/18	$11,887	$11,768	$12,087
10/19	$12,492	$12,368	$13,521
10/20	$13,827	$13,688	$14,636
10/21	$16,003	$15,843	$17,119
10/22	$11,144	$11,033	$11,807
10/23	$12,485	$12,360	$13,082
10/24	$15,247	$15,094	$16,394
10/25	$19,377	$19,183	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	27.09%	6.98%	6.83%
Class C Including sale charges	26.09%	6.98%	6.83%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050452
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,093,800	$1,092,700
10/17	$1,429,268	$1,381,719
10/18	$1,231,601	$1,208,728
10/19	$1,307,714	$1,352,083
10/20	$1,463,724	$1,463,630
10/21	$1,713,581	$1,711,862
10/22	$1,205,676	$1,180,671
10/23	$1,365,669	$1,308,183
10/24	$1,687,830	$1,639,415
10/25	$2,168,356	$2,096,976

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	28.47%	8.17%	8.04%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GIRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,915	$10,927
10/17	$14,241	$13,817
10/18	$12,261	$12,087
10/19	$13,004	$13,521
10/20	$14,538	$14,636
10/21	$17,003	$17,119
10/22	$11,955	$11,807
10/23	$13,528	$13,082
10/24	$16,690	$16,394
10/25	$21,421	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	28.35%	8.06%	7.91%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R6
Trading Symbol	GERUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,930	$10,927
10/17	$14,290	$13,817
10/18	$12,312	$12,087
10/19	$13,090	$13,521
10/20	$14,640	$14,636
10/21	$17,144	$17,119
10/22	$12,078	$11,807
10/23	$13,683	$13,082
10/24	$16,893	$16,394
10/25	$21,692	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	28.41%	8.18%	8.04%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R
Trading Symbol	GRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$182	1.60%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,860	$10,927
10/17	$14,103	$13,817
10/18	$12,080	$12,087
10/19	$12,747	$13,521
10/20	$14,178	$14,636
10/21	$16,507	$17,119
10/22	$11,542	$11,807
10/23	$12,997	$13,082
10/24	$15,960	$16,394
10/25	$20,378	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	27.68%	7.52%	7.37%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class P
Trading Symbol	GAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$0	$10,000
10/18	$8,284	$8,360
10/19	$8,808	$9,352
10/20	$9,851	$10,123
10/21	$11,536	$11,840
10/22	$8,127	$8,166
10/23	$9,206	$9,048
10/24	$11,366	$11,339
10/25	$14,594	$14,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	28.40%	8.17%	5.13%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.05%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 2,694,359,036
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 21,832,656
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class A
Trading Symbol	GCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.16%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$10,098	$9,543	$9,677
10/17	$12,933	$12,221	$11,945
10/18	$11,806	$11,157	$11,127
10/19	$12,583	$11,891	$12,355
10/20	$11,770	$11,123	$11,508
10/21	$15,478	$14,626	$15,441
10/22	$11,986	$11,327	$11,890
10/23	$14,044	$13,271	$13,602
10/24	$17,385	$16,429	$16,726
10/25	$22,585	$21,343	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	29.91%	13.91%	8.48%
Class A Including sale charges	22.79%	12.64%	7.87%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class C
Trading Symbol	GCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$219	1.91%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,022	$9,922	$9,677
10/17	$12,739	$12,612	$11,945
10/18	$11,535	$11,420	$11,127
10/19	$12,203	$12,081	$12,355
10/20	$11,337	$11,223	$11,508
10/21	$14,798	$14,650	$15,441
10/22	$11,371	$11,257	$11,890
10/23	$13,219	$13,087	$13,602
10/24	$16,240	$16,078	$16,726
10/25	$20,953	$20,743	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	29.02%	13.06%	7.67%
Class C Including sale charges	27.97%	13.06%	7.67%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025541
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,013,400	$967,700
10/17	$1,302,928	$1,194,529
10/18	$1,192,440	$1,112,704
10/19	$1,276,746	$1,235,546
10/20	$1,199,119	$1,150,788
10/21	$1,581,998	$1,544,127
10/22	$1,229,687	$1,188,978
10/23	$1,446,235	$1,360,191
10/24	$1,796,803	$1,672,626
10/25	$2,343,390	$2,057,832

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	30.42%	14.33%	8.88%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025542
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Service Class
Trading Symbol	GCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,087	$9,677
10/17	$12,900	$11,945
10/18	$11,750	$11,127
10/19	$12,507	$12,355
10/20	$11,693	$11,508
10/21	$15,347	$15,441
10/22	$11,865	$11,890
10/23	$13,886	$13,602
10/24	$17,171	$16,726
10/25	$22,279	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	29.75%	13.75%	8.33%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058972
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,122	$9,677
10/17	$13,001	$11,945
10/18	$11,893	$11,127
10/19	$12,714	$12,355
10/20	$11,922	$11,508
10/21	$15,725	$15,441
10/22	$12,204	$11,890
10/23	$14,336	$13,602
10/24	$17,791	$16,726
10/25	$23,173	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	30.25%	14.21%	8.76%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161504
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,138	$9,677
10/17	$13,028	$11,945
10/18	$11,924	$11,127
10/19	$12,770	$12,355
10/20	$11,995	$11,508
10/21	$15,830	$15,441
10/22	$12,303	$11,890
10/23	$14,462	$13,602
10/24	$17,984	$16,726
10/25	$23,449	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	30.39%	14.34%	8.89%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058971
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R
Trading Symbol	GCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$162	1.41%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,067	$9,677
10/17	$12,867	$11,945
10/18	$11,707	$11,127
10/19	$12,452	$12,355
10/20	$11,616	$11,508
10/21	$15,240	$15,441
10/22	$11,766	$11,890
10/23	$13,759	$13,602
10/24	$16,986	$16,726
10/25	$22,023	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	29.65%	13.64%	8.21%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201740
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class P
Trading Symbol	GGFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,854	$9,027
10/19	$9,476	$10,024
10/20	$8,900	$9,336
10/21	$11,748	$12,527
10/22	$9,130	$9,646
10/23	$10,733	$11,035
10/24	$13,341	$13,569
10/25	$17,399	$16,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	30.42%	14.34%	7.61%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.02%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 4,630,168,125
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 20,649,606
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050450
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class A
Trading Symbol	GICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$141	1.22%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,419	$9,846	$10,298	$9,759
10/17	$13,337	$12,604	$13,131	$12,103
10/18	$12,020	$11,359	$12,105	$11,256
10/19	$12,823	$12,117	$13,173	$12,463
10/20	$12,311	$11,634	$12,994	$11,704
10/21	$16,330	$15,432	$17,642	$15,733
10/22	$11,910	$11,255	$12,300	$11,934
10/23	$13,166	$12,442	$13,096	$13,515
10/24	$16,409	$15,507	$16,103	$16,619
10/25	$21,627	$20,438	$20,048	$20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	31.80%	11.92%	8.01%
Class A Including sale charges	24.56%	10.66%	7.40%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

AssetsNet	$ 5,705,310,806
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 37,400,536
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class C
Trading Symbol	GICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$227	1.97%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,328	$10,225	$10,298	$9,759
10/17	$13,137	$13,006	$13,131	$12,103
10/18	$11,746	$11,629	$12,105	$11,256
10/19	$12,444	$12,319	$13,173	$12,463
10/20	$11,856	$11,738	$12,994	$11,704
10/21	$15,611	$15,455	$17,642	$15,733
10/22	$11,295	$11,182	$12,300	$11,934
10/23	$12,398	$12,274	$13,096	$13,515
10/24	$15,335	$15,182	$16,103	$16,619
10/25	$20,060	$19,860	$20,048	$20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	30.81%	11.08%	7.20%
Class C Including sale charges	29.78%	11.08%	7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

AssetsNet	$ 5,705,310,806
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 37,400,536
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Institutional Class
Trading Symbol	GICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,045,100	$1,029,800	$975,900
10/17	$1,343,894	$1,313,098	$1,210,311
10/18	$1,215,821	$1,210,545	$1,125,589
10/19	$1,302,144	$1,317,315	$1,246,253
10/20	$1,255,007	$1,299,400	$1,170,356
10/21	$1,670,539	$1,764,195	$1,573,309
10/22	$1,222,835	$1,229,997	$1,193,355
10/23	$1,356,858	$1,309,577	$1,351,475
10/24	$1,698,379	$1,610,256	$1,661,908
10/25	$2,244,407	$2,004,769	$2,048,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	32.15%	12.32%	8.41%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

AssetsNet	$ 5,705,310,806
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 37,400,536
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Investor Class
Trading Symbol	GIRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000	$10,000
10/16	$10,434	$10,298	$9,759
10/17	$13,406	$13,131	$12,103
10/18	$12,103	$12,105	$11,256
10/19	$12,951	$13,173	$12,463
10/20	$12,468	$12,994	$11,704
10/21	$16,567	$17,642	$15,733
10/22	$12,111	$12,300	$11,934
10/23	$13,422	$13,096	$13,515
10/24	$16,782	$16,103	$16,619
10/25	$22,166	$20,048	$20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	32.08%	12.19%	8.28%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

AssetsNet	$ 5,705,310,806
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 37,400,536
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161506
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class R6
Trading Symbol	GICUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000	$10,000
10/16	$10,474	$10,298	$9,759
10/17	$13,477	$13,131	$12,103
10/18	$12,187	$12,105	$11,256
10/19	$13,054	$13,173	$12,463
10/20	$12,582	$12,994	$11,704
10/21	$16,750	$17,642	$15,733
10/22	$12,259	$12,300	$11,934
10/23	$13,613	$13,096	$13,515
10/24	$17,029	$16,103	$16,619
10/25	$22,516	$20,048	$20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	32.22%	12.34%	8.45%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

AssetsNet	$ 5,705,310,806
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 37,400,536
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class P
Trading Symbol	GGDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000	$10,000
10/18	$8,570	$8,656	$8,971
10/19	$9,179	$9,420	$9,933
10/20	$8,848	$9,291	$9,328
10/21	$11,781	$12,615	$12,539
10/22	$8,623	$8,795	$9,511
10/23	$9,575	$9,364	$10,771
10/24	$11,978	$11,514	$13,245
10/25	$15,839	$14,335	$16,326

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	32.24%	12.34%	6.28%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	4.88%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	6.71%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 5,705,310,806
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 37,400,536
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025585
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class A
Trading Symbol	GSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$167	1.45%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$10,394	$9,822	$9,451
10/17	$13,654	$12,903	$12,513
10/18	$11,562	$10,926	$9,787
10/19	$13,821	$13,061	$11,449
10/20	$19,877	$18,784	$15,387
10/21	$20,267	$19,152	$15,296
10/22	$10,026	$9,475	$8,783
10/23	$10,919	$10,319	$9,804
10/24	$12,372	$11,691	$11,616
10/25	$16,122	$15,235	$14,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	30.31%	-4.10%	4.89%
Class A Including sale charges	23.15%	-5.17%	4.30%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

AssetsNet	$ 40,926,808
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 356,520
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025587
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class C
Trading Symbol	GSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$252	2.20%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,319	$10,216	$9,451
10/17	$13,451	$13,316	$12,513
10/18	$11,307	$11,194	$9,787
10/19	$13,417	$13,282	$11,449
10/20	$19,151	$18,959	$15,387
10/21	$19,384	$19,191	$15,296
10/22	$9,520	$9,425	$8,783
10/23	$10,287	$10,184	$9,804
10/24	$11,563	$11,447	$11,616
10/25	$14,956	$14,807	$14,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	29.35%	-4.82%	4.10%
Class C Including sale charges	28.35%	-4.82%	4.10%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

AssetsNet	$ 40,926,808
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 356,520
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025583
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Institutional Class
Trading Symbol	GSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,043,300	$945,100
10/17	$1,376,217	$1,251,312
10/18	$1,170,060	$978,651
10/19	$1,403,838	$1,144,924
10/20	$2,025,457	$1,538,664
10/21	$2,071,637	$1,529,586
10/22	$1,028,568	$878,288
10/23	$1,123,608	$980,433
10/24	$1,277,317	$1,161,617
10/25	$1,670,220	$1,499,067

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	30.76%	-3.78%	5.26%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

AssetsNet	$ 40,926,808
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 356,520
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141341
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Investor Class
Trading Symbol	GSAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.20%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,419	$9,451
10/17	$13,726	$12,513
10/18	$11,652	$9,787
10/19	$13,966	$11,449
10/20	$20,132	$15,387
10/21	$20,579	$15,296
10/22	$10,207	$8,783
10/23	$11,145	$9,804
10/24	$12,661	$11,616
10/25	$16,543	$14,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	30.66%	-3.85%	5.16%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

AssetsNet	$ 40,926,808
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 356,520
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198939
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class R6
Trading Symbol	GSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$125	1.08%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI China All Shares Index (Net, USD, Unhedged)
2/28/18	$10,000	$10,000
10/18	$7,966	$7,405
10/19	$9,556	$8,663
10/20	$13,789	$11,642
10/21	$14,105	$11,574
10/22	$7,000	$6,646
10/23	$7,653	$7,419
10/24	$8,696	$8,789
10/25	$11,375	$11,343

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	30.81%	-3.77%	1.69%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	1.66%

Performance Inception Date	Feb. 28, 2018
AssetsNet	$ 40,926,808
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 356,520
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class P
Trading Symbol	GMEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$125	1.08%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI China All Shares Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,027	$7,722
10/19	$9,631	$9,034
10/20	$13,899	$12,141
10/21	$14,213	$12,069
10/22	$7,057	$6,930
10/23	$7,714	$7,736
10/24	$8,765	$9,166
10/25	$11,464	$11,828

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	30.79%	-3.78%	1.82%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	2.25%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 40,926,808
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 356,520
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025573
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$152	1.34%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$11,003	$10,398	$10,927
10/17	$14,280	$13,494	$13,817
10/18	$11,806	$11,157	$12,087
10/19	$14,053	$13,280	$13,521
10/20	$16,559	$15,648	$14,636
10/21	$19,889	$18,795	$17,119
10/22	$11,792	$11,144	$11,807
10/23	$12,895	$12,185	$13,082
10/24	$15,946	$15,069	$16,394
10/25	$20,272	$19,157	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	27.13%	4.13%	7.32%
Class A Including sale charges	20.13%	2.96%	6.71%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025575
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$236	2.09%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,917	$10,808	$10,927
10/17	$14,065	$13,925	$13,817
10/18	$11,546	$11,431	$12,087
10/19	$13,639	$13,502	$13,521
10/20	$15,943	$15,784	$14,636
10/21	$19,009	$18,819	$17,119
10/22	$11,189	$11,077	$11,807
10/23	$12,141	$12,020	$13,082
10/24	$14,904	$14,755	$16,394
10/25	$18,805	$18,617	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	26.17%	3.36%	6.51%
Class C Including sale charges	25.17%	3.36%	6.51%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025571
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	GEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,104,600	$1,092,700
10/17	$1,439,404	$1,381,719
10/18	$1,194,849	$1,208,728
10/19	$1,427,965	$1,352,083
10/20	$1,687,426	$1,463,630
10/21	$2,033,517	$1,711,862
10/22	$1,209,536	$1,180,671
10/23	$1,326,256	$1,308,183
10/24	$1,645,751	$1,639,415
10/25	$2,097,345	$2,096,976

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	27.44%	4.44%	7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025572
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Service Class
Trading Symbol	GEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$175	1.54%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,994	$10,927
10/17	$14,254	$13,817
10/18	$11,776	$12,087
10/19	$13,996	$13,521
10/20	$16,460	$14,636
10/21	$19,735	$17,119
10/22	$11,683	$11,807
10/23	$12,745	$13,082
10/24	$15,731	$16,394
10/25	$19,958	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	26.87%	3.93%	7.15%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	GIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	1.09%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$11,029	$10,927
10/17	$14,350	$13,817
10/18	$11,900	$12,087
10/19	$14,198	$13,521
10/20	$16,765	$14,636
10/21	$20,190	$17,119
10/22	$12,001	$11,807
10/23	$13,153	$13,082
10/24	$16,313	$16,394
10/25	$20,789	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	27.44%	4.39%	7.59%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$11,055	$10,927
10/17	$14,410	$13,817
10/18	$11,966	$12,087
10/19	$14,302	$13,521
10/20	$16,904	$14,636
10/21	$20,370	$17,119
10/22	$12,118	$11,807
10/23	$13,287	$13,082
10/24	$16,489	$16,394
10/25	$21,023	$20,970

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	27.50%	4.46%	7.71%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201742
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GAHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$7,894	$8,360
10/19	$9,431	$9,352
10/20	$11,146	$10,123
10/21	$13,431	$11,840
10/22	$7,990	$8,166
10/23	$8,763	$9,048
10/24	$10,875	$11,339
10/25	$13,864	$14,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	27.49%	4.46%	4.42%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.05%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 3,017,556,216
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 25,276,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000235590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class A
Trading Symbol	GEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,450	$10,000
10/23	$10,017	$9,466	$9,999
10/24	$12,480	$11,794	$12,718
10/25	$15,416	$14,568	$16,005

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class A Excluding sale charges (Commenced December 6, 2022)	23.52%	16.07%
Class A Including sale charges (Commenced on December 6, 2022)	16.72%	13.84%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238648
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class C
Trading Symbol	GEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$237	2.13%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,900	$10,000
10/23	$9,946	$9,847	$9,999
10/24	$12,302	$12,179	$12,718
10/25	$15,080	$14,929	$16,005

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C Excluding sale charges (Commenced December 6, 2022)	22.58%	15.19%
Class C Including sale charges (Commenced on December 6, 2022)	21.58%	15.19%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Institutional Class
Trading Symbol	GEMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$1,000,000	$1,000,000
10/23	$1,004,600	$999,900
10/24	$1,256,152	$1,271,773
10/25	$1,556,498	$1,600,526

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional (Commenced December 6, 2022)	23.91%	16.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Investor Class
Trading Symbol	GEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,033	$9,999
10/24	$12,532	$12,718
10/25	$15,515	$16,005

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor (Commenced December 6, 2022)	23.80%	16.33%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class R6
Trading Symbol	GEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,564	$12,718
10/25	$15,569	$16,005

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R6 (Commenced December 6, 2022)	23.92%	16.47%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238651
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class R
Trading Symbol	GEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$182	1.63%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$9,997	$9,999
10/24	$12,425	$12,718
10/25	$15,297	$16,005

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R (Commenced December 6, 2022)	23.11%	15.76%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class P
Trading Symbol	GEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,555	$12,718
10/25	$15,561	$16,005

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class P (Commenced December 6, 2022)	23.94%	16.45%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 13,691,129
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 104,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Holdings [Text Block]

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.38%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,450	$10,000
10/18	$8,400	$7,938	$8,654
10/19	$9,974	$9,426	$9,680
10/20	$11,820	$11,170	$10,479
10/21	$14,128	$13,351	$12,256
10/22	$8,492	$8,025	$8,453
10/23	$9,154	$8,650	$9,366
10/24	$11,394	$10,767	$11,738
10/25	$14,186	$13,406	$15,013

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced May 31, 2018)	24.51%	3.72%	4.82%
Class A Including sale charges (Commenced on May 31, 2018)	17.70%	2.55%	4.03%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance Inception Date	May 31, 2018
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.13%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,900	$10,000
10/18	$8,370	$8,286	$8,654
10/19	$9,870	$9,771	$9,680
10/20	$11,610	$11,494	$10,479
10/21	$13,769	$13,632	$12,256
10/22	$8,222	$8,140	$8,453
10/23	$8,791	$8,703	$9,366
10/24	$10,852	$10,744	$11,738
10/25	$13,426	$13,292	$15,013

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced May 31, 2018)	23.72%	2.95%	4.05%
Class C Including sale charges (Commenced on May 31, 2018)	22.72%	2.95%	4.05%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance Inception Date	May 31, 2018
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	GEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$1,000,000	$1,000,000
10/18	$841,000	$865,400
10/19	$1,002,977	$968,036
10/20	$1,193,241	$1,047,899
10/21	$1,429,622	$1,225,623
10/22	$862,634	$845,312
10/23	$933,284	$936,606
10/24	$1,163,992	$1,173,755
10/25	$1,454,873	$1,501,350

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced May 31, 2018)	24.99%	4.04%	5.18%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance Inception Date	May 31, 2018
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	GEBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,010	$9,680
10/20	$11,896	$10,479
10/21	$14,254	$12,256
10/22	$8,595	$8,453
10/23	$9,283	$9,366
10/24	$11,572	$11,738
10/25	$14,452	$15,013

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced May 31, 2018)	24.89%	3.97%	5.08%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance Inception Date	May 31, 2018
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,030	$9,680
10/20	$11,933	$10,479
10/21	$14,308	$12,256
10/22	$8,629	$8,453
10/23	$9,336	$9,366
10/24	$11,640	$11,738
10/25	$14,559	$15,013

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced May 31, 2018)	25.08%	4.06%	5.19%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance Inception Date	May 31, 2018
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	GEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$183	1.63%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,390	$8,654
10/19	$9,948	$9,680
10/20	$11,755	$10,479
10/21	$14,009	$12,256
10/22	$8,401	$8,453
10/23	$9,038	$9,366
10/24	$11,209	$11,738
10/25	$13,932	$15,013

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R (Commenced May 31, 2018)	24.29%	3.45%	4.57%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance Inception Date	May 31, 2018
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000203335
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GEPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
1/21/20	$10,000	$10,000
10/20	$10,828	$9,976
10/21	$12,985	$11,668
10/22	$7,831	$8,047
10/23	$8,473	$8,917
10/24	$10,567	$11,174
10/25	$13,218	$14,293

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced January 21, 2020)	25.09%	4.07%	4.94%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	6.37%

Performance Inception Date	Jan. 21, 2020
AssetsNet	$ 25,629,985
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 208,573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025549
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class A
Trading Symbol	GSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$9,344	$8,830	$9,677
10/17	$11,520	$10,887	$11,945
10/18	$10,471	$9,895	$11,127
10/19	$12,285	$11,610	$12,355
10/20	$12,692	$11,994	$11,508
10/21	$18,295	$17,289	$15,441
10/22	$13,813	$13,053	$11,890
10/23	$15,335	$14,492	$13,602
10/24	$18,424	$17,410	$16,726
10/25	$21,388	$20,212	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	16.09%	10.99%	7.89%
Class A Including sale charges	9.70%	9.75%	7.28%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025551
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class C
Trading Symbol	GSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	1.92%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$9,271	$9,178	$9,677
10/17	$11,348	$11,234	$11,945
10/18	$10,237	$10,134	$11,127
10/19	$11,925	$11,806	$12,355
10/20	$12,227	$12,104	$11,508
10/21	$17,494	$17,319	$15,441
10/22	$13,106	$12,975	$11,890
10/23	$14,448	$14,304	$13,602
10/24	$17,222	$17,050	$16,726
10/25	$19,845	$19,647	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	15.23%	10.16%	7.09%
Class C Including sale charges	14.21%	10.16%	7.09%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025547
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	GSIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$937,700	$967,700
10/17	$1,160,685	$1,194,529
10/18	$1,059,009	$1,112,704
10/19	$1,247,089	$1,235,546
10/20	$1,292,358	$1,150,788
10/21	$1,869,009	$1,544,127
10/22	$1,415,400	$1,188,978
10/23	$1,577,181	$1,360,191
10/24	$1,900,503	$1,672,626
10/25	$2,212,945	$2,057,832

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	16.44%	11.35%	8.26%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025548
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Service Class
Trading Symbol	GSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$147	1.36%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,332	$9,677
10/17	$11,494	$11,945
10/18	$10,444	$11,127
10/19	$12,240	$12,355
10/20	$12,628	$11,508
10/21	$18,172	$15,441
10/22	$13,694	$11,890
10/23	$15,177	$13,602
10/24	$18,199	$16,726
10/25	$21,089	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	15.88%	10.79%	7.74%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Investor Class
Trading Symbol	GIRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,364	$9,677
10/17	$11,577	$11,945
10/18	$10,544	$11,127
10/19	$12,404	$12,355
10/20	$12,847	$11,508
10/21	$18,566	$15,441
10/22	$14,055	$11,890
10/23	$15,644	$13,602
10/24	$18,842	$16,726
10/25	$21,923	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	16.35%	11.27%	8.16%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class R6
Trading Symbol	GSIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,668	$10,944
10/17	$13,207	$13,509
10/18	$12,053	$12,584
10/19	$14,193	$13,973
10/20	$14,710	$13,015
10/21	$21,278	$17,463
10/22	$16,114	$13,446
10/23	$17,954	$15,383
10/24	$21,643	$18,916
10/25	$25,204	$23,273

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	16.45%	11.36%	10.01%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	9.11%

Performance Inception Date	Feb. 26, 2016
AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201741
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class P
Trading Symbol	GTFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,748	$9,027
10/19	$10,299	$10,024
10/20	$10,678	$9,336
10/21	$15,445	$12,527
10/22	$11,699	$9,646
10/23	$13,032	$11,035
10/24	$15,709	$13,569
10/25	$18,291	$16,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	16.44%	11.36%	8.33%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.02%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,011,212,580
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 8,249,698
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class A
Trading Symbol	GSAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$9,330	$8,817	$9,677
10/17	$11,511	$10,878	$11,945
10/18	$10,708	$10,119	$11,127
10/19	$12,523	$11,834	$12,355
10/20	$11,113	$10,502	$11,508
10/21	$14,899	$14,079	$15,441
10/22	$12,640	$11,945	$11,890
10/23	$14,963	$14,141	$13,602
10/24	$18,303	$17,297	$16,726
10/25	$22,694	$21,446	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.99%	15.34%	8.53%
Class A Including sale charges	17.19%	14.05%	7.92%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class C
Trading Symbol	GSCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.88%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$9,262	$9,169	$9,677
10/17	$11,340	$11,227	$11,945
10/18	$10,480	$10,375	$11,127
10/19	$12,157	$12,036	$12,355
10/20	$10,709	$10,602	$11,508
10/21	$14,246	$14,103	$15,441
10/22	$12,001	$11,881	$11,890
10/23	$14,103	$13,962	$13,602
10/24	$17,111	$16,940	$16,726
10/25	$21,067	$20,857	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.12%	14.48%	7.73%
Class C Including sale charges	22.10%	14.48%	7.73%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Institutional Class
Trading Symbol	GSIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$936,700	$967,700
10/17	$1,160,384	$1,194,529
10/18	$1,083,915	$1,112,704
10/19	$1,271,324	$1,235,546
10/20	$1,132,876	$1,150,788
10/21	$1,523,152	$1,544,127
10/22	$1,296,660	$1,188,978
10/23	$1,540,432	$1,360,191
10/24	$1,890,880	$1,672,626
10/25	$2,352,443	$2,057,832

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	24.41%	15.72%	8.92%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Investor Class
Trading Symbol	GSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,355	$9,677
10/17	$11,577	$11,945
10/18	$10,797	$11,127
10/19	$12,655	$12,355
10/20	$11,260	$11,508
10/21	$15,117	$15,441
10/22	$12,863	$11,890
10/23	$15,268	$13,602
10/24	$18,719	$16,726
10/25	$23,277	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.35%	15.62%	8.81%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R6
Trading Symbol	GSUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,599	$10,944
10/17	$13,133	$13,509
10/18	$12,264	$12,584
10/19	$14,399	$13,973
10/20	$12,822	$13,015
10/21	$17,248	$17,463
10/22	$14,680	$13,446
10/23	$17,444	$15,383
10/24	$21,408	$18,916
10/25	$26,646	$23,273

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	24.47%	15.75%	10.65%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	9.11%

Performance Inception Date	Feb. 26, 2016
AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R
Trading Symbol	GSRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,311	$9,677
10/17	$11,452	$11,945
10/18	$10,628	$11,127
10/19	$12,396	$12,355
10/20	$10,974	$11,508
10/21	$14,663	$15,441
10/22	$12,411	$11,890
10/23	$14,662	$13,602
10/24	$17,890	$16,726
10/25	$22,133	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	23.72%	15.05%	8.26%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class P
Trading Symbol	GSNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,924	$9,027
10/19	$10,471	$10,024
10/20	$9,328	$9,336
10/21	$12,551	$12,527
10/22	$10,681	$9,646
10/23	$12,693	$11,035
10/24	$15,579	$13,569
10/25	$19,392	$16,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	24.47%	15.75%	9.17%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.02%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 3,104,823,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 17,591,777
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

Holdings [Text Block]

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,193	$9,632	$10,228	$10,426
10/17	$13,262	$12,533	$13,267	$12,894
10/18	$14,184	$13,404	$14,688	$13,794
10/19	$15,784	$14,916	$17,199	$15,746
10/20	$19,559	$18,483	$22,225	$17,457
10/21	$27,909	$26,374	$31,828	$25,053
10/22	$21,136	$19,973	$23,998	$20,949
10/23	$23,906	$22,592	$28,546	$22,935
10/24	$34,664	$32,758	$41,041	$31,667
10/25	$43,885	$41,471	$53,566	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	26.60%	17.53%	15.93%
Class A Including sale charges	19.62%	16.21%	15.27%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$187	1.66%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,119	$10,018	$10,228	$10,426
10/17	$13,070	$12,939	$13,267	$12,894
10/18	$13,877	$13,739	$14,688	$13,794
10/19	$15,323	$15,170	$17,199	$15,746
10/20	$18,854	$18,665	$22,225	$17,457
10/21	$26,695	$26,428	$31,828	$25,053
10/22	$20,064	$19,864	$23,998	$20,949
10/23	$22,528	$22,303	$28,546	$22,935
10/24	$32,422	$32,098	$41,041	$31,667
10/25	$40,732	$40,325	$53,566	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	25.63%	16.65%	15.06%
Class C Including sale charges	24.45%	16.65%	15.06%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Institutional Class
Trading Symbol	GCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,023,600	$1,022,800	$1,042,600
10/17	$1,337,129	$1,326,674	$1,289,383
10/18	$1,435,809	$1,468,761	$1,379,382
10/19	$1,603,798	$1,719,919	$1,574,565
10/20	$1,995,286	$2,222,479	$1,745,720
10/21	$2,856,850	$3,182,812	$2,505,283
10/22	$2,171,206	$2,399,840	$2,094,918
10/23	$2,464,536	$2,854,610	$2,293,516
10/24	$3,587,378	$4,104,073	$3,166,657
10/25	$4,558,482	$5,356,636	$3,836,089

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	27.07%	17.96%	16.37%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025530
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Service Class
Trading Symbol	GSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,183	$10,228	$10,426
10/17	$13,242	$13,267	$12,894
10/18	$14,145	$14,688	$13,794
10/19	$15,722	$17,199	$15,746
10/20	$19,456	$22,225	$17,457
10/21	$27,725	$31,828	$25,053
10/22	$20,971	$23,998	$20,949
10/23	$23,679	$28,546	$22,935
10/24	$34,301	$41,041	$31,667
10/25	$43,363	$53,566	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	26.42%	17.37%	15.79%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058968
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Investor Class
Trading Symbol	GLCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,218	$10,228	$10,426
10/17	$13,327	$13,267	$12,894
10/18	$14,291	$14,688	$13,794
10/19	$15,943	$17,199	$15,746
10/20	$19,807	$22,225	$17,457
10/21	$28,331	$31,828	$25,053
10/22	$21,503	$23,998	$20,949
10/23	$24,387	$28,546	$22,935
10/24	$35,453	$41,041	$31,667
10/25	$45,001	$53,566	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	26.93%	17.82%	16.22%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GLCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,238	$10,228	$10,426
10/17	$13,375	$13,267	$12,894
10/18	$14,361	$14,688	$13,794
10/19	$16,044	$17,199	$15,746
10/20	$19,965	$22,225	$17,457
10/21	$28,588	$31,828	$25,053
10/22	$21,735	$23,998	$20,949
10/23	$24,669	$28,546	$22,935
10/24	$35,909	$41,041	$31,667
10/25	$45,629	$53,566	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	27.07%	17.97%	16.38%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058967
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GLCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,166	$10,228	$10,426
10/17	$13,196	$13,267	$12,894
10/18	$14,079	$14,688	$13,794
10/19	$15,625	$17,199	$15,746
10/20	$19,316	$22,225	$17,457
10/21	$27,492	$31,828	$25,053
10/22	$20,768	$23,998	$20,949
10/23	$23,426	$28,546	$22,935
10/24	$33,895	$41,041	$31,667
10/25	$42,803	$53,566	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	26.28%	17.24%	15.64%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201738
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GMZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$10,025	$10,366	$10,193
10/19	$11,199	$12,139	$11,635
10/20	$13,934	$15,685	$12,900
10/21	$19,954	$22,463	$18,513
10/22	$15,165	$16,937	$15,480
10/23	$17,220	$20,147	$16,948
10/24	$25,064	$28,965	$23,400
10/25	$31,854	$37,805	$28,347

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	27.09%	17.97%	16.58%
Russell 1000® Growth Index	30.52%	19.23%	19.26%
Russell 1000® Index	21.14%	17.04%	14.80%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,656,218,347
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,449,942
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025519
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,336	$9,768	$10,637	$10,426
10/17	$12,766	$12,064	$12,528	$12,894
10/18	$13,254	$12,525	$12,908	$13,794
10/19	$13,956	$13,189	$14,355	$15,746
10/20	$12,789	$12,086	$13,268	$17,457
10/21	$18,272	$17,267	$19,074	$25,053
10/22	$17,282	$16,331	$17,739	$20,949
10/23	$17,201	$16,255	$17,762	$22,935
10/24	$22,457	$21,222	$23,265	$31,667
10/25	$25,024	$23,648	$25,859	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	11.43%	14.36%	9.60%
Class A Including sale charges	5.31%	13.07%	8.98%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$176	1.67%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,257	$10,154	$10,637	$10,426
10/17	$12,574	$12,448	$12,528	$12,894
10/18	$12,951	$12,822	$12,908	$13,794
10/19	$13,538	$13,403	$14,355	$15,746
10/20	$12,313	$12,190	$13,268	$17,457
10/21	$17,466	$17,291	$19,074	$25,053
10/22	$16,393	$16,229	$17,739	$20,949
10/23	$16,197	$16,035	$17,762	$22,935
10/24	$20,986	$20,776	$23,265	$31,667
10/25	$23,210	$22,978	$25,859	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	10.60%	13.51%	8.78%
Class C Including sale charges	9.49%	13.51%	8.78%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025517
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Institutional Class
Trading Symbol	GCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,037,000	$1,063,700	$1,042,600
10/17	$1,286,087	$1,252,826	$1,289,383
10/18	$1,340,360	$1,290,786	$1,379,382
10/19	$1,416,493	$1,435,484	$1,574,565
10/20	$1,303,173	$1,326,818	$1,745,720
10/21	$1,868,751	$1,907,433	$2,505,283
10/22	$1,773,818	$1,773,913	$2,094,918
10/23	$1,772,044	$1,776,219	$2,293,516
10/24	$2,322,618	$2,326,491	$3,166,657
10/25	$2,596,920	$2,585,895	$3,836,089

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	11.81%	14.78%	10.01%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025518
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Service Class
Trading Symbol	GCLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,323	$10,637	$10,426
10/17	$12,735	$12,528	$12,894
10/18	$13,207	$12,908	$13,794
10/19	$13,892	$14,355	$15,746
10/20	$12,717	$13,268	$17,457
10/21	$18,144	$19,074	$25,053
10/22	$17,137	$17,739	$20,949
10/23	$17,031	$17,762	$22,935
10/24	$22,207	$23,265	$31,667
10/25	$24,703	$25,859	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	11.24%	14.19%	9.46%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Investor Class
Trading Symbol	GCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,358	$10,637	$10,426
10/17	$12,822	$12,528	$12,894
10/18	$13,344	$12,908	$13,794
10/19	$14,085	$14,355	$15,746
10/20	$12,942	$13,268	$17,457
10/21	$18,539	$19,074	$25,053
10/22	$17,580	$17,739	$20,949
10/23	$17,542	$17,762	$22,935
10/24	$22,958	$23,265	$31,667
10/25	$25,640	$25,859	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	11.68%	14.64%	9.87%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GCVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,377	$10,637	$10,426
10/17	$12,873	$12,528	$12,894
10/18	$13,412	$12,908	$13,794
10/19	$14,181	$14,355	$15,746
10/20	$13,048	$13,268	$17,457
10/21	$18,713	$19,074	$25,053
10/22	$17,764	$17,739	$20,949
10/23	$17,748	$17,762	$22,935
10/24	$23,259	$23,265	$31,667
10/25	$26,010	$25,859	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	11.83%	14.78%	10.02%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,308	$10,637	$10,426
10/17	$12,698	$12,528	$12,894
10/18	$13,150	$12,908	$13,794
10/19	$13,809	$14,355	$15,746
10/20	$12,622	$13,268	$17,457
10/21	$17,995	$19,074	$25,053
10/22	$16,976	$17,739	$20,949
10/23	$16,852	$17,762	$22,935
10/24	$21,952	$23,265	$31,667
10/25	$24,395	$25,859	$38,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	11.13%	14.08%	9.32%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201736
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GMXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,923	$9,999	$10,193
10/19	$10,493	$11,120	$11,635
10/20	$9,654	$10,278	$12,900
10/21	$13,848	$14,776	$18,513
10/22	$13,146	$13,742	$15,480
10/23	$13,134	$13,759	$16,948
10/24	$17,214	$18,022	$23,400
10/25	$19,250	$20,031	$28,347

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	11.83%	14.79%	9.06%
Russell 1000® Value Index	11.15%	14.27%	9.64%
Russell 1000® Index	21.14%	17.04%	14.80%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 569,356,461
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,720,603
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025537
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class A
Trading Symbol	GCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,345	$9,776	$10,411	$10,424
10/17	$13,021	$12,305	$13,310	$12,924
10/18	$13,532	$12,787	$13,557	$13,777
10/19	$14,295	$13,509	$14,221	$15,635
10/20	$12,835	$12,129	$14,201	$17,222
10/21	$19,796	$18,707	$21,415	$24,783
10/22	$16,304	$15,407	$17,445	$20,688
10/23	$15,547	$14,692	$15,952	$22,422
10/24	$21,771	$20,574	$21,386	$30,911
10/25	$25,091	$23,711	$24,468	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	15.25%	14.34%	9.63%
Class A Including sale charges	8.92%	13.05%	9.01%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025539
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class C
Trading Symbol	GCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.95%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,262	$10,159	$10,411	$10,424
10/17	$12,820	$12,692	$13,310	$12,924
10/18	$13,225	$13,093	$13,557	$13,777
10/19	$13,868	$13,730	$14,221	$15,635
10/20	$12,363	$12,240	$14,201	$17,222
10/21	$18,919	$18,729	$21,415	$24,783
10/22	$15,468	$15,313	$17,445	$20,688
10/23	$14,643	$14,497	$15,952	$22,422
10/24	$20,349	$20,145	$21,386	$30,911
10/25	$23,273	$23,040	$24,468	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	14.37%	13.48%	8.80%
Class C Including sale charges	13.22%	13.48%	8.80%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Index	Russell 3000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,037,800	$1,041,100	$1,042,400
10/17	$1,312,194	$1,331,046	$1,292,368
10/18	$1,368,881	$1,355,671	$1,377,664
10/19	$1,451,425	$1,422,099	$1,563,511
10/20	$1,308,604	$1,420,108	$1,722,207
10/21	$2,024,804	$2,141,522	$2,478,256
10/22	$1,674,310	$1,744,484	$2,068,848
10/23	$1,602,650	$1,595,156	$2,242,217
10/24	$2,251,883	$2,138,626	$3,091,121
10/25	$2,603,852	$2,446,802	$3,734,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	15.63%	14.74%	10.03%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Service Class
Trading Symbol	GCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$144	1.34%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,329	$10,411	$10,424
10/17	$12,991	$13,310	$12,924
10/18	$13,486	$13,557	$13,777
10/19	$14,230	$14,221	$15,635
10/20	$12,762	$14,201	$17,222
10/21	$19,661	$21,415	$24,783
10/22	$16,175	$17,445	$20,688
10/23	$15,405	$15,952	$22,422
10/24	$21,531	$21,386	$30,911
10/25	$24,778	$24,468	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	15.08%	14.18%	9.49%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058970
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GDSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,364	$10,411	$10,424
10/17	$13,081	$13,310	$12,924
10/18	$13,630	$13,557	$13,777
10/19	$14,434	$14,221	$15,635
10/20	$12,993	$14,201	$17,222
10/21	$20,089	$21,415	$24,783
10/22	$16,589	$17,445	$20,688
10/23	$15,863	$15,952	$22,422
10/24	$22,262	$21,386	$30,911
10/25	$25,719	$24,468	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	15.53%	14.62%	9.90%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,382	$10,411	$10,424
10/17	$13,128	$13,310	$12,924
10/18	$13,699	$13,557	$13,777
10/19	$14,528	$14,221	$15,635
10/20	$13,098	$14,201	$17,222
10/21	$20,279	$21,415	$24,783
10/22	$16,771	$17,445	$20,688
10/23	$16,049	$15,952	$22,422
10/24	$22,556	$21,386	$30,911
10/25	$26,090	$24,468	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	15.67%	14.77%	10.06%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058969
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R
Trading Symbol	GDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,312	$10,411	$10,424
10/17	$12,952	$13,310	$12,924
10/18	$13,426	$13,557	$13,777
10/19	$14,144	$14,221	$15,635
10/20	$12,670	$14,201	$17,222
10/21	$19,491	$21,415	$24,783
10/22	$16,016	$17,445	$20,688
10/23	$15,240	$15,952	$22,422
10/24	$21,276	$21,386	$30,911
10/25	$24,459	$24,468	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	14.96%	14.05%	9.35%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201739
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class P
Trading Symbol	GMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,838	$9,732	$10,159
10/19	$10,434	$10,209	$11,529
10/20	$9,408	$10,195	$12,700
10/21	$14,561	$15,373	$18,275
10/22	$12,040	$12,523	$15,256
10/23	$11,527	$11,451	$16,534
10/24	$16,195	$15,353	$22,794
10/25	$18,728	$17,565	$27,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	15.64%	14.76%	8.67%
Russell 2000® Index	14.41%	11.49%	7.75%
Russell 3000® Index	20.81%	16.73%	14.36%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 521,568,277
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,564,721
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GSAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$9,963	$9,415	$9,951	$10,424
10/17	$12,905	$12,195	$13,036	$12,924
10/18	$13,663	$12,911	$13,574	$13,777
10/19	$14,435	$13,641	$14,443	$15,635
10/20	$14,297	$13,511	$16,374	$17,222
10/21	$20,375	$19,255	$22,670	$24,783
10/22	$15,133	$14,300	$16,771	$20,688
10/23	$14,505	$13,707	$15,491	$22,422
10/24	$20,526	$19,397	$21,144	$30,911
10/25	$24,721	$23,361	$25,122	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.44%	11.56%	9.46%
Class A Including sale charges	13.82%	10.31%	8.85%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$214	1.95%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$9,886	$9,787	$9,951	$10,424
10/17	$12,715	$12,588	$13,036	$12,924
10/18	$13,355	$13,221	$13,574	$13,777
10/19	$14,012	$13,872	$14,443	$15,635
10/20	$13,774	$13,636	$16,374	$17,222
10/21	$19,486	$19,291	$22,670	$24,783
10/22	$14,324	$14,181	$16,771	$20,688
10/23	$13,636	$13,500	$15,491	$22,422
10/24	$19,140	$18,949	$21,144	$30,911
10/25	$22,894	$22,665	$25,122	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	19.61%	10.69%	8.63%
Class C Including sale charges	18.61%	10.69%	8.63%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Institutional Class
Trading Symbol	GSIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,000,100	$995,100	$1,042,400
10/17	$1,300,530	$1,303,581	$1,292,368
10/18	$1,381,943	$1,357,419	$1,377,664
10/19	$1,465,965	$1,444,294	$1,563,511
10/20	$1,457,463	$1,637,396	$1,722,207
10/21	$2,084,755	$2,266,974	$2,478,256
10/22	$1,553,559	$1,677,108	$2,068,848
10/23	$1,494,835	$1,549,144	$2,242,217
10/24	$2,122,366	$2,114,427	$3,091,121
10/25	$2,566,153	$2,512,151	$3,734,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	20.91%	11.97%	9.88%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058991
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Investor Class
Trading Symbol	GSTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$9,985	$9,951	$10,424
10/17	$12,968	$13,036	$12,924
10/18	$13,762	$13,574	$13,777
10/19	$14,579	$14,443	$15,635
10/20	$14,474	$16,374	$17,222
10/21	$20,681	$22,670	$24,783
10/22	$15,389	$16,771	$20,688
10/23	$14,796	$15,491	$22,422
10/24	$20,980	$21,144	$30,911
10/25	$25,346	$25,122	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	20.81%	11.85%	9.74%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GINUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,007	$9,951	$10,424
10/17	$13,014	$13,036	$12,924
10/18	$13,827	$13,574	$13,777
10/19	$14,668	$14,443	$15,635
10/20	$14,585	$16,374	$17,222
10/21	$20,866	$22,670	$24,783
10/22	$15,556	$16,771	$20,688
10/23	$14,968	$15,491	$22,422
10/24	$21,254	$21,144	$30,911
10/25	$25,698	$25,122	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	20.91%	11.99%	9.89%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058990
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GSROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$160	1.45%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$9,937	$9,951	$10,424
10/17	$12,844	$13,036	$12,924
10/18	$13,560	$13,574	$13,777
10/19	$14,295	$14,443	$15,635
10/20	$14,119	$16,374	$17,222
10/21	$20,078	$22,670	$24,783
10/22	$14,874	$16,771	$20,688
10/23	$14,215	$15,491	$22,422
10/24	$20,070	$21,144	$30,911
10/25	$24,122	$25,122	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	20.19%	11.30%	9.20%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GSZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Growth Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,831	$9,680	$10,159
10/19	$10,429	$10,300	$11,529
10/20	$10,369	$11,677	$12,700
10/21	$14,835	$16,166	$18,275
10/22	$11,055	$11,960	$15,256
10/23	$10,642	$11,047	$16,534
10/24	$15,107	$15,078	$22,794
10/25	$18,275	$17,915	$27,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	20.97%	11.99%	8.31%
Russell 2000® Growth Index	18.81%	8.93%	8.03%
Russell 3000® Index	20.81%	16.73%	14.36%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 173,269,424
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,138,163
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

Holdings [Text Block]

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GSATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,801	$10,207	$10,881	$10,424
10/17	$13,391	$12,655	$13,581	$12,924
10/18	$13,670	$12,918	$13,500	$13,777
10/19	$14,271	$13,486	$13,935	$15,635
10/20	$11,912	$11,257	$11,995	$17,222
10/21	$19,625	$18,546	$19,708	$24,783
10/22	$17,727	$16,752	$17,594	$20,688
10/23	$16,430	$15,526	$15,847	$22,422
10/24	$22,307	$21,080	$20,881	$30,911
10/25	$24,209	$22,878	$22,942	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	8.53%	15.23%	9.24%
Class A Including sale charges	2.56%	13.93%	8.62%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$202	1.95%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,717	$10,610	$10,881	$10,424
10/17	$13,192	$13,060	$13,581	$12,924
10/18	$13,364	$13,231	$13,500	$13,777
10/19	$13,855	$13,716	$13,935	$15,635
10/20	$11,479	$11,364	$11,995	$17,222
10/21	$18,767	$18,579	$19,708	$24,783
10/22	$16,828	$16,660	$17,594	$20,688
10/23	$15,480	$15,325	$15,847	$22,422
10/24	$20,864	$20,655	$20,881	$30,911
10/25	$22,466	$22,242	$22,942	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	7.68%	14.36%	8.42%
Class C Including sale charges	6.61%	14.36%	8.42%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Institutional Class
Trading Symbol	GSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,084,400	$1,088,100	$1,042,400
10/17	$1,349,970	$1,358,058	$1,292,368
10/18	$1,383,179	$1,350,045	$1,377,664
10/19	$1,449,710	$1,393,517	$1,563,511
10/20	$1,214,422	$1,199,539	$1,722,207
10/21	$2,008,289	$1,970,843	$2,478,256
10/22	$1,821,117	$1,759,371	$2,068,848
10/23	$1,694,003	$1,584,666	$2,242,217
10/24	$2,308,079	$2,088,114	$3,091,121
10/25	$2,513,960	$2,294,211	$3,734,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	8.92%	15.65%	9.65%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Investor Class
Trading Symbol	GTTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,829	$10,881	$10,424
10/17	$13,460	$13,581	$12,924
10/18	$13,774	$13,500	$13,777
10/19	$14,420	$13,935	$15,635
10/20	$12,061	$11,995	$17,222
10/21	$19,921	$19,708	$24,783
10/22	$18,041	$17,594	$20,688
10/23	$16,765	$15,847	$22,422
10/24	$22,822	$20,881	$30,911
10/25	$24,831	$22,942	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	8.80%	15.53%	9.51%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,844	$10,881	$10,424
10/17	$13,500	$13,581	$12,924
10/18	$13,836	$13,500	$13,777
10/19	$14,504	$13,935	$15,635
10/20	$12,153	$11,995	$17,222
10/21	$20,096	$19,708	$24,783
10/22	$18,225	$17,594	$20,688
10/23	$16,955	$15,847	$22,422
10/24	$23,104	$20,881	$30,911
10/25	$25,168	$22,942	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	8.93%	15.66%	9.66%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058988
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,774	$10,881	$10,424
10/17	$13,324	$13,581	$12,924
10/18	$13,568	$13,500	$13,777
10/19	$14,130	$13,935	$15,635
10/20	$11,764	$11,995	$17,222
10/21	$19,330	$19,708	$24,783
10/22	$17,420	$17,594	$20,688
10/23	$16,103	$15,847	$22,422
10/24	$21,814	$20,881	$30,911
10/25	$23,611	$22,942	$37,344

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	8.24%	14.94%	8.96%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GSXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Value Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,763	$9,787	$10,159
10/19	$10,234	$10,102	$11,529
10/20	$8,574	$8,696	$12,700
10/21	$14,177	$14,287	$18,275
10/22	$12,856	$12,754	$15,256
10/23	$11,960	$11,488	$16,534
10/24	$16,300	$15,138	$22,794
10/25	$17,756	$16,632	$27,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	8.93%	15.67%	7.90%
Russell 2000® Value Index	9.87%	13.84%	6.97%
Russell 3000® Index	20.81%	16.73%	14.36%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 845,352,876
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 6,869,366
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

Holdings [Text Block]

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class A
Trading Symbol	GSSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
11/1/15	$10,000	$9,450	$10,000
10/16	$10,225	$9,663	$10,451
10/17	$12,975	$12,261	$12,921
10/18	$13,744	$12,988	$13,870
10/19	$14,841	$14,024	$15,858
10/20	$16,335	$15,437	$17,398
10/21	$23,075	$21,806	$24,863
10/22	$19,644	$18,563	$21,230
10/23	$20,895	$19,746	$23,383
10/24	$29,017	$27,421	$32,274
10/25	$34,716	$32,806	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	19.64%	16.26%	13.24%
Class A Including sale charges	13.05%	14.96%	12.61%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025527
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class C
Trading Symbol	GSUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.67%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
11/1/15	$10,000	$9,900	$10,000
10/16	$10,148	$10,047	$10,451
10/17	$12,779	$12,652	$12,921
10/18	$13,438	$13,303	$13,870
10/19	$14,405	$14,261	$15,858
10/20	$15,740	$15,583	$17,398
10/21	$22,071	$21,850	$24,863
10/22	$18,650	$18,464	$21,230
10/23	$19,687	$19,490	$23,383
10/24	$27,137	$26,865	$32,274
10/25	$32,222	$31,900	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	18.74%	15.40%	12.40%
Class C Including sale charges	17.55%	15.40%	12.40%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GSELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
11/1/15	$1,000,000	$1,000,000
10/16	$1,026,600	$1,045,100
10/17	$1,307,888	$1,292,057
10/18	$1,390,809	$1,387,023
10/19	$1,507,497	$1,585,784
10/20	$1,665,785	$1,739,763
10/21	$2,361,916	$2,486,296
10/22	$2,018,257	$2,123,048
10/23	$2,154,490	$2,338,325
10/24	$3,002,712	$3,227,356
10/25	$3,605,356	$3,919,624

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	20.07%	16.69%	13.67%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Service Class
Trading Symbol	GSESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,215	$10,451
10/17	$12,949	$12,921
10/18	$13,701	$13,870
10/19	$14,778	$15,858
10/20	$16,250	$17,398
10/21	$22,925	$24,863
10/22	$19,491	$21,230
10/23	$20,699	$23,383
10/24	$28,706	$32,274
10/25	$34,298	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	19.48%	16.10%	13.11%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GSUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,249	$10,451
10/17	$13,038	$12,921
10/18	$13,846	$13,870
10/19	$14,988	$15,858
10/20	$16,541	$17,398
10/21	$23,424	$24,863
10/22	$19,992	$21,230
10/23	$21,316	$23,383
10/24	$29,672	$32,274
10/25	$35,594	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	19.96%	16.55%	13.53%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R6
Trading Symbol	GSEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,267	$10,451
10/17	$13,081	$12,921
10/18	$13,914	$13,870
10/19	$15,080	$15,858
10/20	$16,667	$17,398
10/21	$23,630	$24,863
10/22	$20,195	$21,230
10/23	$21,558	$23,383
10/24	$30,051	$32,274
10/25	$36,092	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	20.10%	16.70%	13.68%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R
Trading Symbol	GSURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,199	$10,451
10/17	$12,910	$12,921
10/18	$13,639	$13,870
10/19	$14,692	$15,858
10/20	$16,135	$17,398
10/21	$22,736	$24,863
10/22	$19,307	$21,230
10/23	$20,485	$23,383
10/24	$28,376	$32,274
10/25	$33,867	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	19.35%	15.98%	12.96%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201737
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class P
Trading Symbol	GSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
4/16/18	$0	$10,000
10/18	$10,039	$10,228
10/19	$10,882	$11,694
10/20	$12,027	$12,829
10/21	$17,054	$18,334
10/22	$14,575	$15,655
10/23	$15,558	$17,243
10/24	$21,689	$23,799
10/25	$26,046	$28,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	20.09%	16.70%	13.51%
S&P 500® Index	21.45%	17.63%	15.09%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,195,503,377
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 5,687,740
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

Holdings [Text Block]

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs